CONVERTIBLE NOTES PAYABLE AND NOTE PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Debt Disclosure [Abstract]
Convertible notes
	March 31, 2021	September 30, 2020
Convertible note- Clayton A. Struve	$1,071,000	$1,071,000
Convertible note- Ronald P. Erickson and affiliates	1,184,066	1,184,066
2019 Convertible notes	4,242,490	4,242,490
2020 Convertible notes	5,639,500	5,639,500
Q2 2021 Convertible notes	14,209,000	-
Boustead fee refund (originally booked as contra debt)	50,000	50,000
Less conversions of 2019 and 2020 notes	(4,957,490)	(4,242,490)
Less debt discount - BCF	(9,601,827)	(2,127,894)
Less debt discount - warrants	(4,372,869)	(1,025,512)
Less debt discount - warrants issued for services	(2,406,360)	(823,582)
	$5,057,510	$3,967,578

	September 30, 2020	September 30, 2019
Convertible note- Clayton A. Struve	$1,071,000	$1,071,000
Convertible note- Ronald P. Erickson and affiliates	1,184,066	1,184,066
2019 Convertible notes	4,242,490	4,242,515
Q1 2020 Convertible notes	520,000	-
Q2 2020 Convertible notes	195,000	-
Q3 2020 Convertible notes	4,924,500	-
Bousted fee refund (originally booked as contra debt)	50,000	-
Less conversions of 2019 notes	(4,242,490)	-
Less debt discount - BCF	(2,127,894)	(1,273,692)
Less debt discount - warrants	(1,025,512)	(616,719)
Less debt discount - warrants issued for services	(823,582)	(652,919)
	$3,967,578	$3,954,251